Document and Entity Information	Jan. 22, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 22, 2025
Entity File Number	1-3754
Entity Registrant Name	ALLY FINANCIAL INC.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	38-0572512
Entity Address Address Line 1	Ally Detroit Center
Entity Address Address Line 2	500 Woodward Ave.
Entity Address Address Line 3	Floor 10
Entity Address City Or Town	Detroit
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48226
City Area Code	866
Local Phone Number	710-4623
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ALLY
Entity Emerging Growth Company	false
Security Exchange Name	NONE
Amendment Flag	false
Entity Central Index Key	0000040729